ACCRUED EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Interest expense	$ (52,600)	$ (44,150)
Vessel operating and drydocking expenses	(23,334)	(24,457)
Administrative expenses	(13,078)	(11,713)
Current tax payable	(345)	(720)
Accrued liabilities, current	$ (89,357)	$ (81,040)